Assets (Details Narrative)		3 Months Ended	12 Months Ended
	May. 10, 2013 USD ($)	Jun. 30, 2013 USD ($)	Jun. 30, 2015 USD ($) Films Shareholders $ / shares shares	Jun. 30, 2014 $ / shares
Acquire film		$ 34,200
Shares issued price per share | $ / shares				$ .10
Two Sevens Clash [Member]
Sold the film rights			$ 26,000
Ocean Pure Media Corporation [Member]
Number of films acquired | Films			5
Acquire film			$ 34,200
Ocean Pure Media Corporation [Member] | Shareholders [Member]
Acquire film	$ 342,000
Number of common stock shares issued for acquisition | shares			42,000
Shares issued price per share | $ / shares			$ .10
Number of shareholders | Shareholders			42
Hector Medina [Member]
Number of common stock shares issued for acquisition | shares			300,000
Shares issued price per share | $ / shares			$ .10